UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-23080

                         THE COMMUNITY DEVELOPMENT FUND
               (Exact name of registrant as specified in charter)
                                    ________

                            6255 Chapman Field Drive
                              Miami, Florida 33156
               (Address of principal executive offices) (Zip code)

                            Kenneth H. Thomas. Ph.D.
                    Community Development Fund Advisors, LLC
                            6255 Chapman Field Drive
                              Miami, Florida 33156
                    (Name and address of agent for service)

                                    Copy To:
                            John J. O'Brien, Esquire
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-844-445-4405

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2018

                    DATE OF REPORTING PERIOD: JUNE 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR Sec. 270.30e-1) is attached hereto.

                               [GRAPHIC OMITTED]


                         THE COMMUNITY DEVELOPMENT FUND


SEMI-ANNUAL REPORT
June 30, 2018

The Community Development Fund                                     June 30, 2018

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedule of Investments                                                        1
Statement of Assets and Liabilities                                            5
Statement of Operations                                                        6
Statements of Changes in Net Assets                                            7
Financial Highlights                                                           8
Notes to Financial Statements                                                  9
Disclosure of Fund Expenses                                                   21



The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund's N-Q forms are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-844-445-4405; and (ii) on the Commission's website at http://www.sec.gov.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

The Community Development Fund                         June 30, 2018 (Unaudited)
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

FNMA Single Family 28.7%
FHLMC Multifamily 23.2%
FNMA Multifamily 21.3%%
GNMA Single Family 9.3%
Municipal Bonds 5.4%
Asset-Backed Securities 4.9%
GNMA Multifamily 4.0%
Money Market Fund 3.2%

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                         FACE            MARKET
DESCRIPTION                                             AMOUNT            VALUE
-----------                                             ------           ------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 94.1%
FHLMC MULTIFAMILY - 25.3%
    K720, IO, 0.54%, 08/25/2022 (a)                   $5,932,788      $  106,667
    KSMC, IO, 0.72%, 01/25/2023 (a)                    1,741,419          45,771
    K024, IO, 0.97%, 09/25/2022 (a)                    1,887,094          55,444
    W5FL, IO, 2.22%, VAR LIBOR USD 1
    Month+0.220%05/25/2025                             2,000,000       1,999,997
    2017-SB42, 2.61%, 09/25/2022                         994,995         979,589
    2017-SB41, 2.94%, 09/25/2027 (a)                     996,150         964,981
    2017-SB42, 2.96%, 10/25/2027 (a)                     994,980         965,036
    Pool Q41874, 3.00%, 07/01/2046                     1,729,451       1,676,999
    Pool WN0011, 3.38%, 04/01/2030                       791,331         777,578
    Pool WA0500, 3.48%, 03/01/2047                     2,574,178       2,441,103
    Pool WA3207, 3.72%, 04/01/2030                     2,266,800       2,278,302
                                                                      ----------
                                                                      12,291,467
                                                                      ----------

FNMA MULTIFAMILY - 23.1%
    Pool AM0126, 2.68%, 08/01/2022                     1,548,902       1,521,390
    Pool AN6185, 2.93%, 07/01/2024                     1,330,000       1,308,882
    Pool AS7653, 3.00%, 07/01/2046                     1,559,989       1,514,363
    Pool AN5657, 3.30%, 07/01/2032                       384,641         376,438
    Pool AM5986, 3.44%, 06/01/2026                     1,100,000       1,102,415
    Pool 469683, 3.54%, 11/01/2021                       400,448         406,373
    Pool AM5197, 4.20%, 01/01/2030                       555,513        577,136
    Pool TBA, 4.50%, 07/01/2037                        4,260,000       4,435,762
                                                                      ----------
                                                                      11,242,759
                                                                      ----------

FNMA SINGLE FAMILY - 31.2%
    Pool AS7484, 3.00%, 06/01/2046                       975,681         947,878
    Pool BC0962, 3.00%, 06/01/2046                     1,808,199       1,754,291
    Pool AS7476, 3.00%, 07/01/2046                     1,025,330         994,762
    Pool AS7647, 3.00%, 07/01/2046                     1,002,078         972,200


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The Community Development Fund                         June 30, 2018 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                            FACE         MARKET
DESCRIPTION                                                AMOUNT         VALUE
-----------                                                ------        ------
    Pool AS8262, 3.00%, 10/01/2046                    $  845,731      $  820,249
    Pool BC4723, 3.00%, 10/01/2046                     1,722,912       1,671,544
    Pool AS8465, 3.00%, 12/01/2046                       978,978         949,789
    Pool AS8734, 3.50%, 01/01/2047                     1,066,214       1,063,978
    Pool AS8771, 3.50%, 02/01/2047                       880,332         878,894
    Pool AS9369, 3.50%, 03/01/2047                     1,008,270       1,006,702
    Pool AS9360, 3.50%, 04/01/2047                     1,834,025       1,830,890
    Pool CA0819, 3.50%, 11/01/2047                       991,886         989,018
    Pool CA1158, 3.50%, 02/01/2048                     1,266,627       1,271,884
                                                                      ----------
                                                                      15,152,079
                                                                      ----------

GNMA MULTIFAMILY - 4.4%
    Pool 2017-135, 2.60%, 08/16/2058                     989,058         935,989
    Pool 2017-74, 2.60%, 09/16/2058                    1,257,798       1,189,805
                                                                      ----------
                                                                       2,125,794
                                                                      ----------

GNMA SINGLE FAMILY - 10.1%
    Pool G2 AT5238, 3.00%, 06/20/2046                  1,018,279         996,845
    Pool G2 AU1724, 3.00%, 06/20/2046                    896,778         878,018
    Pool G2 AU1835, 3.00%, 08/20/2046                    819,861         802,759
    Pool G2 AS5883, 3.50%, 06/20/2046                    941,959         945,967
    Pool G2 AU1762, 3.50%, 07/20/2046                  1,269,432       1,274,911
                                                                      ----------
                                                                       4,898,500
                                                                      ----------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(COST $47,679,361)                                                    45,710,599
                                                                      ----------
MUNICIPAL BONDS - 5.9%
MASSACHUSETTS - 2.9%
    Massachusetts State, Housing Finance Agency, RB
    2.35%, 06/01/2020                                  1,000,000         988,180
    2.60%, 12/01/2039 (b)                                120,000         119,135
    2.80%, 06/01/2020                                    305,000         303,926
                                                                      ----------
                                                                       1,411,241
                                                                      ----------

NEW YORK - 3.0%
    New York City, Housing Development Authority, RB
    2.20%, 05/01/2020                                    750,000         741,075
    2.35%, 11/01/2020                                    175,000         172,566
    3.02%, 11/01/2022                                    525,000         519,461
                                                                      ----------
                                                                       1,433,102
                                                                      ----------
TOTAL MUNICIPAL BONDS
(COST $2,875,000)                                                      2,844,343
                                                                      ----------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The Community Development Fund                         June 30, 2018 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                            FACE         MARKET
DESCRIPTION                                                AMOUNT         VALUE
-----------                                                ------        ------
ASSET-BACKED SECURITIES - 5.3%
    California Republic Auto Receivables Trust
    1.55%, 11/15/2019                                 $  147,805     $  147,747
    CarMax Auto Owner Trust
    1.21%, 11/15/2019                                    159,318        159,172
    Santander Drive Auto Receivables Trust
    1.77%, 09/15/2020                                  2,280,000      2,275,621
                                                                      ----------
TOTAL ASSET-BACKED SECURITIES
(COST $2,582,395)                                                     2,582,540
                                                                      ----------

SHORT-TERM INVESTMENT - 3.5%
MONEY MARKET FUND - 3.5%
    Fidelity Institutional Government Portfolio,
    Class I, 1.76% (c)                                 1,692,771      1,692,771
                                                                      ----------
TOTAL SHORT-TERM INVESTMENT
(COST $1,692,771)                                                     1,692,771
                                                                      ----------

TOTAL INVESTMENTS (COST $54,829,527) - 108.8%                       $52,830,253
                                                                      ----------
OTHER ASSETS AND LIABILITIES - (8.8)%                                (4,262,996)
                                                                      ----------
NET ASSETS - 100.0%                                                 $48,567,257
                                                                    ============

A list of the open futures contracts held by the Fund at June 30, 2018 is as follows:

--------------------------------------------------------------------------------------------------------------
TYPE OF              NUMBER OF      EXPIRATION            NOTIONAL                               UNREALIZED
CONTRACT             CONTRACTS         DATE               AMOUNT               VALUE            DEPRECIATION
--------------------------------------------------------------------------------------------------------------
U.S. 10-Year
  Treasury Note        (16)          Sep-2018         $ (1,906,964)       $ (1,923,000)          $ (16,036)
U.S. 5-Year
  Treasury Note        (45)          Sep-2018           (5,091,952)         (5,112,773)            (20,821)
U.S. Long
  Treasury Bond        (11)          Sep-2018           (1,551,920)         (1,595,000)            (43,080)
Ultra 10-Year U.S.
  Treasury Note        (25)          Sep-2018           (3,164,976)         (3,205,859)            (40,883)
                                                      --------------------------------------------------------
                                                      $(11,715,812)       $(11,836,632)          $(120,820)
                                                      ========================================================


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The Community Development Fund                         June 30, 2018 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------

The Fund has additionally recorded an asset of $1,055 and a liability of $344 related to the current day's variation margin.

(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(c)  Rate shown is the 7-day effective yield as of June 30, 2018.

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
IO -- INTEREST ONLY FACE AMOUNT REPRESENTS NOTIONAL AMOUNT.
RB -- REVENUE BOND
TBA -- TO BE ANNOUNCED

The following table sets forth information about the level within the fair value hierarchy at which the Fund's investments and other financial instruments are measured at June 30, 2018:

-----------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES                   Level 1            Level 2          Level 3           Total
-----------------------------------------------------------------------------------------------------------
  U.S. Government & Agency Obligations    $        -        $ 45,710,599        $    -         $45,710,599
  Municipal Bonds                                  -           2,844,343             -           2,844,343
  Asset-Backed Securities                          -           2,582,540             -           2,582,540
  Short-Term Investment                    1,692,771                   -             -           1,692,771
                                          -----------       ------------      ---------       -------------
Total Investments in Securities           $1,692,771        $ 51,137,482        $    -         $52,830,253
                                          ===========       ============      =========       =============

-----------------------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS                 Level 1            Level 2          Level 3           Total
-----------------------------------------------------------------------------------------------------------
  Futures Contracts+
    Unrealized Depreciation               $ (120,820)       $          -        $    -         $  (120,820)
                                          -----------       ------------      ---------       -------------
Total Other Financial Instruments         $ (120,820)       $          -        $    -         $  (120,820)
                                          -----------       ------------      ---------       -------------

+ Futures contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as "-" are $0.


For the period ended June 30, 2018, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The Community Development Fund                         June 30, 2018 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments (Cost $54,829,527)                                     $ 52,830,253
Cash collateral on futures contracts                                    155,000
Interest and dividends receivable                                       124,401
Receivable from Investment Adviser (Note 5)                               4,954
Variation margin receivable                                               1,055
                                                                   -------------
  TOTAL ASSETS                                                       53,115,663
                                                                   -------------
LIABILITIES:
Payable for investment securities purchased                           4,421,622
Distributions Payable                                                    45,693
Audit fees Payable                                                       19,443
Payable due to Administrator (Note 4)                                    16,250
Insurance fees payable                                                   15,769
CRA servicing fees payable (Note 4)                                       7,972
Variation margin payable                                                    344
Other accrued expenses                                                   21,313
                                                                   -------------
  TOTAL LIABILITIES                                                   4,548,406
                                                                   -------------
NET ASSETS                                                         $ 48,567,257
                                                                   =============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 50,829,270
Distributions in excess of net investment income                        (56,654)
Accumulated net realized loss on investments                            (85,265)
Net unrealized depreciation on investments                           (1,999,274)
Net unrealized depreciation on futures contracts                       (120,820)
                                                                   -------------
NET ASSETS                                                         $ 48,567,257
                                                                   =============
NET ASSET VALUE, Offering and Redemption Price Per Share --
  Class A shares (unlimited authorization - no par value)
  ($48,567,257 / 5,165,048 shares)                                $       9.40
                                                                   =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The Community Development Fund                         For the period ended
                                                       June 30, 2018 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                             $  607,866
Dividends                                                                11,361
                                                                     -----------
  Total investment income                                               619,227
                                                                     -----------
EXPENSES
Accounting and administration fees (Note 4)                              89,167
Investment advisory fees (Note 5)                                        69,585
CRA servicing fees (Note 4)                                              46,380
Chief Compliance Officer fees (Note 3)                                   34,712
Trustees' fees and expenses                                               2,507
Legal fees                                                               22,038
Transfer Agent fees                                                      21,933
Custodian fees                                                            8,528
Printing fees                                                             8,119
Audit fees                                                                6,943
Other                                                                    13,898
                                                                     -----------
  TOTAL EXPENSES                                                        323,810
                                                                     -----------
LESS:
Investment advisory fees waived (Note 5)                                (69,585)
Reimbursement from Investment Adviser (Note 5)                          (22,281)
                                                                     -----------
  NET EXPENSES                                                          231,944
                                                                     -----------
NET INVESTMENT INCOME                                                   387,283
                                                                     -----------
NET REALIZED GAIN ON:
  Investments                                                           (50,031)
  Futures contracts                                                     385,246
NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON:
  Investments                                                        (1,267,180)
  Futures contracts                                                    (150,273)
                                                                     -----------
NET REALIZED AND UNREALIZED LOSS                                     (1,082,238)
                                                                     -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ (694,955)
                                                                     ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The Community Development Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                Six-month
                                               period ended         Year ended
                                               June 30, 2018        December 31,
                                                (Unaudited)             2017
                                              --------------       -------------
OPERATIONS:
  Net investment income                       $   387,283           $  551,945
  Net realized gain on investments and
    futures contracts                             335,215                1,698
  Net change in unrealized appreciation/
    (depreciation) on investments and
    futures contracts                          (1,417,453)              42,718
                                              ------------          ------------
  NET INCREASE/(DECREASE) IN NET
    ASSETS RESULTING FROM OPERATIONS             (694,955)             596,361
                                              ------------          ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income                          (443,937)             (774,167)
  Return of capital                                    --                  (161)
                                              ------------          ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS              (443,937)             (774,328)
                                              ------------          ------------
CAPITAL SHARE TRANSACTIONS:
  Issued                                        3,000,000            16,500,000
  Reinvestment of dividends                       182,636               341,479
                                              ------------          ------------
  INCREASE FROM CAPITAL SHARE TRANSACTIONS      3,182,636            16,841,479
                                              ------------          ------------
  TOTAL INCREASE IN NET ASSETS                  2,043,744            16,663,512
                                              ------------          ------------
NET ASSETS:
  Beginning of period                          46,523,513            29,860,001
                                              ------------          ------------
  End of period                               $48,567,257           $46,523,513
                                              ============          ============
  Distributions in excess of net
    investment income                         $   (56,654)          $        --
                                              ============          ============
SHARES TRANSACTIONS:
  Issued                                          318,589             1,705,158
  Reinvestment of dividends                        19,339                35,285
                                              ------------          ------------
  Net increase in shares outstanding              337,928             1,740,443
                                              ============          ============


AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


The Community Development Fund
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------

                                                                         Selected Per Share Data & Ratios
                                                      For a Share Outstanding Throughout Each Year/Period
                                                      Six-month
                                                     period ended                          For the period
                                                       June 30,          Year ended            ended
                                                        2018             December 31,       December 31,
                                                     (Unaudited)            2017               2016*
                                                     ------------        ------------      ---------------
Net asset value, beginning of year/period             $   9.64            $   9.67          $  10.00
                                                     ------------        ------------      ---------------
INCOME/(LOSS) FROM OPERATIONS:
  Net investment income (1)                               0.08                0.13              0.03
  Net realized and unrealized gain/(loss) on
    investments                                          (0.23)               0.02             (0.22)
                                                     ------------        ------------      ---------------
  Total gain/(loss) from operations                      (0.15)               0.15             (0.19)
                                                     ------------        ------------      ---------------
DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income                                  (0.09)              (0.18)            (0.04)
  Net realized gains                                        --                  --             (0.10)
  Return of capital                                         --               (0.00)^           (0.00)^
                                                     ------------        ------------      ---------------
Total dividends and distributions                        (0.09)              (0.18)            (0.14)
                                                     ------------        ------------      ---------------
Net asset value, end of year/period                   $   9.40            $   9.64          $   9.67
                                                     ============         ===========      ===============
TOTAL RETURN+                                            (1.56)%              1.54%            (1.89)%
                                                     ============         ===========      ===============
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year/period ($ Thousands)          $ 48,567            $ 46,524          $ 29,860
  Ratio of expenses to average net assets
    (including waivers and reimbursements)                1.00%(2)            1.00%             1.00%(2)
  Ratio of expenses to average net assets
    (excluding waivers and reimbursements)                1.40%(2)            1.48%             1.93%(2)
  Ratio of net investment income to average net
    assets                                                1.67%(2)            1.37%             0.47%(2)
  Portfolio turnover rate                                   18%(3)              19%               85%(3)

*    THE FUND COMMENCED OPERATIONS ON APRIL 29, 2016.
^    AMOUNT REPRESENTS LESS THAN $(0.005)  .
(1)  PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.
(2)  ANNUALIZED.
(3)  PORTFOLIO TURNOVER IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURN SHOWN DOES NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD THE ADVISER NOT WAIVED ITS FEE AND/OR REIMBURSED OTHER EXPENSES.

AMOUNT DESIGNATED AS "--" IS $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

The Community Development Fund                         June 30, 2018 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

The Community Development Fund (the "Fund") is a diversified, open-end investment company that was established as a Delaware statutory trust pursuant to a Certificate of Trust dated August 12, 2011. The Trust's Agreement and Declaration of Trust permits the Trust to operate separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Currently, the Trust offers one class of shares. The investment objectives of the Fund are to provide current income consistent with the preservation of capital and enable institutional investors that are subject to regulatory examination under the Community Reinvestment Act of 1977, as amended, (the "CRA"), to claim favorable regulatory consideration of their investment. Community Development Fund Advisors, LLC (the "Adviser"), was organized under the laws of the State of Delaware as a limited liability company on July 25, 2011, and is also registered with the Securities and Exchange Commission ("SEC") as an investment adviser under the Investment Advisors Act of 1940 (the "1940 Act"). Logan Circle Partners L.P. (the "Sub-Adviser") manages the Fund's assets under the direction of the Adviser.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB").

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

     SECURITY VALUATION -- Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics.

     Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. On days when there is excessive volume, market volatility or the future does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund's futures position.

The Community Development Fund                         June 30, 2018 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     The Fund's board of trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Fund's investment adviser to apply those methods in making fair value determinations, subject to board oversight. The investment adviser has established a Valuation Committee (the "Valuation Committee") to administer, implement, and oversee the fair valuation process, and to make fair value decisions. The Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser's valuation teams. The Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of comparisons of fair value determinations with actual trade prices and address new or evolving issues. The Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Fund's board and audit committee also regularly review reports that describe fair value determinations and methods.

     The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

     Level 1 -- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

     Level 2 -- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

     Level 3 -- Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

     The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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     The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     For the year ended June 30, 2018, there have been no significant changes to the Fund's fair valuation methodology.

     MORTGAGE-BACKED TO-BE-ANNOUNCED SECURITIES -- The Fund may enter into mortgage-backed to-be-announced securities ("TBAs"). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

     FUTURES CONTRACTS -- The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund's returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses (see Statement of Operations). Variation margin payments are paid or received (see Statement of Assets and Liabilities), depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss (see Statement of Operations) equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

     Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund's Schedule of Investments for details regarding open futures contracts as of June 30, 2018.

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     The following table discloses the volume of the Fund's futures contracts activity during the period ended June 30, 2018:

                                                Interest Rate Contracts
                                                -----------------------

     Futures Contracts:
     Average Notional Balance Long                    $         --
     Average Notional Balance Short                    (11,907,263)
     Ending Notional Balance Long                               --
     Ending Notional Balance Short                     (11,715,813)


     SECURITY TRANSACTIONS, DIVIDEND AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

     Amortization and accretion are calculated using the effective interest method. Amortization of premiums and discounts are included in interest income.

     DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES -- In calculating the net asset value ("NAV") per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end and current tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

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     As of and during the period ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2018, the Fund did not incur any interest or penalties.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

     SECURITIES PURCHASED ON A DELAYED DELIVERY BASIS -- The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

3.   TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or Foreside Fund Officer Services, LLC, an affiliate of the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO"), as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of Foreside Fund Officer Services, LLC, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisors and service providers, as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

4. ADMINISTRATION, CRA SERVICING, DISTRIBUTION, CUSTODIAN AND TRANSFER AGENT AGREEMENTS

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund, subject to a minimum. For the period ended June 30, 2018, the Fund paid $89,167 for these services.

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The Fund has adopted a CRA servicing plan (the "CRA Servicing Plan") with respect to Class A Shares that allows such shares to pay the Adviser a fee in connection with the ongoing CRA recordkeeping and compliance services provided to shareholders at an annual rate of up to 0.20% of average daily net assets of the Class A Shares. For the period ended June 30, 2018, the Class A Shares incurred $46,380 of CRA servicing fees, an effective rate of 0.20% .

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, with respect to its Class A Shares. The Distribution Plan allows the Fund to pay fees for the sale and distribution of Class A Shares and for shareholder services provided to the holders of Class A Shares. Under the Distribution Plan, the Fund may pay its distributor up to 0.25% per year of the Fund's average daily net assets attributable to its Class A Shares. For the period ended June 30, 2018, the Class A Shares did not incur any Distribution fees.

UMB Bank, N.A., (the "Custodian"), serves as the Fund's Custodian pursuant to a custody agreement. UMB Fund Services, Inc. (the "Transfer Agent"), serves as the Fund's Transfer Agent pursuant to a transfer agency agreement.

5.   INVESTMENT ADVISORY AGREEMENT

Under the terms of an investment advisory agreement, the Adviser provides or arranges for a third-party sub-adviser to provide investment advisory services to the Fund. For its advisory services, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the Fund's average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, and other non-routine expenses not incurred in the ordinary course of such Fund's business (collectively, "excluded expenses")) from exceeding 1.00% of the Fund's average daily net assets until April 30, 2019 (the "expense cap"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which the Adviser reduced its fee or reimbursed expenses if the Fund's Total Annual Fund Operating Expenses are below the expense cap that was in place at the time of such fee reductions or expense reimbursements. This agreement may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2019. For period ended June 30, 2018, the Fund paid $69,585 for these services. As of June 30, 2018, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and/or reimbursed to the Adviser were $91,866, $192,207 and $167,597, expiring in 2021, 2020 and 2019, respectively.

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The Adviser pays the Sub-Adviser a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by the Sub-Adviser.

6.   INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the period ended June 30, 2018, were as follows:

--------------------------------------------------------------------------------
     PURCHASES:
--------------------------------------------------------------------------------
       U.S. Government                                                $9,343,994
--------------------------------------------------------------------------------
       Other                                                           6,310,614
--------------------------------------------------------------------------------
     SALES AND MATURITIES:
--------------------------------------------------------------------------------
       U.S. Government                                                $3,910,633
--------------------------------------------------------------------------------
       Other                                                           4,310,674
--------------------------------------------------------------------------------

7.   FEDERAL TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/ (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                              Return of
                         Ordinary Income      Capital        Total
                         ---------------      -------      ---------
               2017        $ 774,167           $  161      $ 774,328
               2016          424,761               --        424,761


As of December 31, 2017, the components of accumulated losses on a tax basis were as follows:

Capital Loss Carryforwards Short-Term                    $  (309,106)
Capital Loss Carryforwards Long-Term                         (81,858)
Unrealized Depreciation                                     (732,157)
                                                         ------------
Total Accumulated Losses                                 $(1,123,121)
                                                         ------------

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For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at June 30, 2018, were as follows:

                      Aggregate Gross      Aggregate Gross          Net
        Federal         Unrealized           Unrealized          Unrealized
       Tax Cost        Appreciation         Depreciation        Depreciation
     -----------      ---------------      ---------------      ------------
     $45,129,434          $20,053            $(4,155,866)       $(4,135,813)

8.   RISKS ASSOCIATED WITH FINANCIAL INSTRUMENTS

As with investing in all mutual funds, investing in the Fund involves risk, and there is no guarantee that the Fund will achieve the Fund's investment goals. An institutional investor could lose money on its investment in the Fund, just as an institutional investor could with other investments. As described in the Fund's Prospectus, the Fund is subject to the following risks noted below, any of which may adversely affect the Fund's net asset value and ability to meet the Fund's investment objective:

     ASSET-BACKED SECURITIES RISK -- Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

     CONVERTIBLE SECURITIES RISK -- Convertible securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks.

     CORPORATE FIXED INCOME SECURITIES RISK -- Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

     CRA-QUALIFIED INVESTMENTS RISK -- The Adviser believes that shares of the Fund will be deemed qualified investments under the CRA and will cause financial institutions to receive CRA credit with respect to shares of the Fund owned by them; however, there is no guarantee that an investor will receive CRA credit for an investment in the Fund. The Fund's goals of holding debt securities and other debt instruments that will allow shares of the Fund to be

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     deemed qualified under the CRA will cause the Adviser (or the Fund's sub-adviser, Logan Circle Partners L.P. (the "Sub-Adviser")) to take this factor into account in determining which debt securities or other debt instruments the Fund will purchase and sell. Accordingly, portfolio decisions will not be exclusively based on the investment characteristics of the securities or instruments, which may or may not have an adverse effect on the Fund's investment performance. For example, the Fund may hold short-term investments that produce relatively low yields pending the selection of longer-term investments believed to be CRA-qualified. Also, CRA-qualified investments in geographic areas sought by the Fund may not provide as favorable return as CRA-qualified investments in other geographic areas. In addition, the Fund may sell investments for CRA purposes at times when such sales may not be desirable for investment purposes. Such sales could occur, for example, if a financial institution redeems its shares of the Fund, or if investments that have been explicitly earmarked for CRA-qualifying purposes to specific financial institution shareholders are ultimately determined not to be, or to have ceased to be, CRA-qualifying.

     CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

     DERIVATIVES RISK -- The Fund's use of derivatives is subject to market risk, leverage risk, correlation risk, credit risk, valuation risk and liquidity risk. Credit risk is described above. Leverage risk, liquidity risk and market risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

     EXCHANGE-TRADED FUNDS RISK -- The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

     EXTENSION RISK -- The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

     FIXED INCOME MARKET RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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     will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

     INTEREST RATE RISK -- The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government Securities, in which the Fund invests. Although U.S. Government Securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

     INVESTMENT STYLE RISK -- The risk that U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

     LEVERAGE RISK -- The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

     LIQUIDITY RISK -- The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

     MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

     MORTGAGE-BACKED SECURITIES RISK -- Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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     timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund's actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund's expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

     PREPAYMENT RISK -- The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

     REGIONAL FOCUS RISK -- To the extent that it focuses its investments in a particular geographic region for CRA accreditation purposes, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and states or municipalities within that region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

     REPURCHASE AGREEMENT RISK -- Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Fund whereby a defaulting counterparty could delay or prevent the Fund's recovery of collateral.

     U.S. GOVERNMENT SECURITIES RISK -- Although U.S. Government Securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

9.   INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

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10.  UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Fidelity Institutional Government Portfolio, Class I (the "Fidelity Fund"). The Fidelity Fund invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements that are collateralized fully. The investment objective of the Fidelity Fund is current income with liquidity and stability of principal. The Fund may redeem its investment from the Fidelity Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Fund. The financial statements of the Fidelity Fund, including the portfolio of investments, can be found at the Security and Exchange Commission's website www.sec.gov and should be read in conjunction with the Fund's financial statements. As of June 30, 2018, the percentage of the Funds' net assets invested in the Fidelity Fund was 3.5% .

11.  OTHER

At June 30, 2018, 53% of total shares outstanding were held by 3 record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

12.  SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

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DISCLOSURE OF FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2018 to June 30, 2018.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

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--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
--------------------------------------------------------------------------------

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                          BEGINNING       ENDING                        EXPENSES
                           ACCOUNT        ACCOUNT       ANNUALIZED        PAID
                            VALUE          VALUE         EXPENSE         DURING
                           1/1/18         6/30/18         RATIOS         PERIOD
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares            $1,000.00     $  984.40         1.00%          $4.92
HYPOTHETICAL 5% RETURN
Class A Shares             1,000.00      1,019.84         1.00            5.01

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND INFORMATION

REGISTERED OFFICE                P.O. Box 2175
                                 Milwaukee, WI 53201

INVESTMENT ADVISER               Community Development Fund Advisors, LLC
                                 6255 Chapman Field Drive
                                 Miami, Florida 33156

DISTRIBUTOR                      Foreside Fund Services, LLC
                                 Three Canal Plaza, Suite 100
                                 Portland, ME 04101

ADMINISTRATOR                    SEI Investments Global Funds Services
                                 One Freedom Valley Drive
                                 Oaks, PA 19456

LEGAL COUNSEL                    Morgan, Lewis & Bockius LLP
                                 1701 Market Street
                                 Philadelphia, PA 19103

CUSTODIAN                        UMB Bank, N.A.
                                 1010 Grand Avenue
                                 Kansas City, Missouri 64106

TRANSFER AGENT                   UMB Fund Services, Inc.
                                 235 West Galena Street
                                 Milwaukee, WI 53212

INDEPENDENT REGISTERED           Tait, Weller & Baker LLP
PUBLIC ACCOUNTING FIRM           1818 Market Street, Suite 2400
                                 Philadelphia, PA 19103



                                 www.CommunityDevelopmentFund.com
[GRAPHIC OMITTED]                6255 Chapman Field Drive, Miami, FL 33156
                                 T: 305.663.0100 800.203.0209 F: 305.665.2203

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 13. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Community Development Fund

By (Signature and Title)                         /s/ Kenneth H. Thomas, Ph.D.
                                                 -------------------------------
                                                 Kenneth H. Thomas, Ph.D.
                                                 President

Date: September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                         /s/ Kenneth H. Thomas, Ph.D.
                                                 -------------------------------
                                                 Kenneth H. Thomas, Ph.D.
                                                 President

Date: September 6, 2018


By (Signature and Title)                         /s/ Eric Kleinschmidt
                                                 -------------------------------
                                                 Eric Kleinschmidt
                                                 Treasurer & CFO
Date: September 6, 2018